Note 22 - Leases (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Lease, Cost [Table Text Block]
	For the Year Ended December 31,
	2023	2022
Operating lease cost:
Fixed rent expense	$427	$101
Variable rent expense	111	—
Finance lease cost:
Amortization of right-of-use assets	15	—
Interest expense	1	—
Total Lease Costs	$554	$101

Schedule of Supplemental Cash Flow Information Related to Leases [Table Text Block]
	For the Year Ended December 31,
	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$464	$101
Financing cash flows from finance leases	15	—
Total cash paid for lease liabilities	$479	$101

Schedule of Supplemental Balance Sheet Information Related to Leases [Table Text Block]
	December 31, 2023	December 31, 2022
Operating leases:
Operating lease right-of-use assets, net	$1,566	$855

Operating lease liabilities:
Current portion	532	209
Long-term portion	929	650
	$1,461	$859

Weighted average remaining lease term (years)	2.96	5.50
Weighted average discount rate	4.65%	3.75%

Finance leases:
Finance lease right-of-use assets, net	22	$—

Finance lease liabilities:
Current portion	18	—
Long-term portion	5	—
	$23	$—

Weighted average remaining lease term (years)	1.25	—
Weighted average discount rate	6.00%	—

Lessee, Operating Lease, Liability, to be Paid, Maturity [Table Text Block]
Years Ending December 31,	Finance Lease	Operating Lease	Total Future Lease Commitments
2024	$19	$582	$601
2025	5	580	585
2026	—	262	262
2027	—	121	121
Total lease payments to be paid	24	1,545	1,569
Less: future interest expense	(1)	(84)	(85)
Lease liabilities	23	1,461	1,484
Less: current maturities	(18)	(532)	(550)
Long-term portion of lease liabilities	$5	$929	$934